S000001588 [Member] Expense Example - International Developed Markets Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,245
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,023
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	2,357
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,254
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,030
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,081